Exhibit 99.1

World Omni Select Auto Trust 2023-A

Monthly Servicer Certificate

October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	433,272,210.63	19,319
Principal Payments	16,853,449.09	606
Defaulted Receivables	2,953,754.71	147
Repurchased Accounts	0.00	0
Pool Balance at 10/31/24	413,465,006.83	18,566

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.37%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	30,874,267.76	1,418
Past Due 61-90 days	9,543,396.42	440
Past Due 91-120 days	1,880,797.77	84
Past Due 121+ days	0.00	0
Total	42,298,461.95	1,942

Total 31+ Delinquent as % Ending Pool Balance	10.23%
Total 61+ Delinquent as % Ending Pool Balance	2.76%
Delinquency Trigger Occurred	NO

Recoveries	1,539,715.57
Aggregate Net Losses/(Gains) - October 2024	1,414,039.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	3.92%
Prior Net Losses/(Gains) Ratio	2.64%
Second Prior Net Losses/(Gains) Ratio	1.93%
Third Prior Net Losses/(Gains) Ratio	1.58%
Four Month Average	2.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.15%

Overcollateralization Target Amount	34,524,328.07
Actual Overcollateralization	34,524,328.07
Weighted Average Contract Rate	9.00%
Weighted Average Remaining Term	47.67

Flow of Funds	$ Amount
Collections	21,527,674.42
Investment Earnings on Cash Accounts	21,447.31
Servicing Fee	(451,325.22)
Transfer to Collection Account	-
Available Funds	21,097,796.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,059,322.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	18,153,302.28
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	1,402,762.95

Total Distributions of Available Funds	21,097,796.51

Servicing Fee	451,325.22
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 10/15/24	397,093,981.04
Principal Paid	18,153,302.28
Note Balance @ 11/15/24	378,940,678.76

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	64,099,419.98
Principal Paid	12,919,883.55
Note Balance @ 11/15/24	51,179,536.43
Note Factor @ 11/15/24	18.8464930%

Class A-2b
Note Balance @ 10/15/24	25,964,561.06
Principal Paid	5,233,418.73
Note Balance @ 11/15/24	20,731,142.33
Note Factor @ 11/15/24	18.8464930%

Class A-3
Note Balance @ 10/15/24	130,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	130,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	41,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	41,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	56,370,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	56,370,000.00
Note Factor @ 11/15/24	100.0000000%

Class D
Note Balance @ 10/15/24	61,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	61,030,000.00
Note Factor @ 11/15/24	100.0000000%

Class E
Note Balance @ 10/15/24	18,630,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	18,630,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,541,731.28
Total Principal Paid	18,153,302.28
Total Paid	19,695,033.56

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	316,223.81
Principal Paid	12,919,883.55
Total Paid to A-2a Holders	13,236,107.36

Class A-2b
SOFR Rate	5.00981%
Coupon	5.85981%
Interest Paid	131,015.81
Principal Paid	5,233,418.73
Total Paid to A-2b Holders	5,364,434.54

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7668450
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8039311
Total Distribution Amount	22.5707761

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1644712
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	47.5765339
Total A-2a Distribution Amount	48.7410051

A-2b Interest Distribution Amount	1.1910528
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	47.5765339
Total A-2b Distribution Amount	48.7675867

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	4,658,785.01
Investment Earnings	18,752.56
Investment Earnings Paid	(18,752.56)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$18,118,420.18	$8,269,379.17	$8,769,614.20
Number of Extensions	734	334	353
Ratio of extensions to Beginning of Period Receivables Balance	4.18%	1.83%	1.86%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.